	T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

ARGENTINA 2.4%			Enel Chile,
			4.875%, 6/12/28 (USD)	215,000	227
Corporate Bonds 2.4%			Latam Finance,
			7.00%, 3/1/26 (USD)(2)	200,000	204
Adecoagro,			VTR Finance,
6.00%, 9/21/27 (USD)	200,000	189	6.875%, 1/15/24 (USD)	179,000	184
Telecom Argentina,
6.50%, 6/15/21 (USD)	150,000	150	Total Chile
YPF,			(Cost $1,157)		1,190
8.75%, 4/4/24 (USD)	160,000	161

Total Argentina			CHINA 14.7%
(Cost $489)		500
			Convertible Bonds 0.7%
BRAZIL 10.0%			Ctrip.com International,
			1.25%, 9/15/22 (USD)	140,000	142

Corporate Bonds 10.0%					142
Banco BTG Pactual, VR,
7.75%, 2/15/29 (USD)(1)(2)	200,000	199	Corporate Bonds 14.0%
Banco do Brasil, VR,			Agile Group Holdings,
9.00% (USD)(1)(3)	400,000	424	8.50%, 7/18/21 (USD)	200,000	213
Braskem Finance,			Baidu,
7.375% (USD)(3)	199,000	202	4.875%, 11/14/28 (USD)	400,000	428
Cosan Overseas,			CAR,
8.25% (USD)(3)	100,000	102	6.125%, 2/4/20 (USD)	200,000	199
Globo Comunicacao e			CNAC HK Finbridge,
Participacoes,			4.625%, 3/14/23 (USD)	200,000	208
5.125%, 3/31/27 (USD)	450,000	437	Country Garden Holdings,
Minerva Luxembourg,			8.00%, 1/27/24 (USD)	200,000	213
6.50%, 9/20/26 (USD)	200,000	199	Easy Tactic,
Petrobras Global Finance,			9.125%, 7/28/22 (USD)	200,000	212
7.25%, 3/17/44 (USD)	200,000	209	Fufeng Group,
Petrobras Global Finance,			5.875%, 8/28/21 (USD)	200,000	204
7.375%, 1/17/27 (USD)	80,000	89	Golden Eagle Retail Group,
Petrobras Global Finance,			4.625%, 5/21/23 (USD)	200,000	187
8.75%, 5/23/26 (USD)	220,000	261	Longfor Group Holdings,

Total Brazil			4.50%, 1/16/28 (USD)	200,000	199
(Cost $2,032)		2,122	Shimao Property Holdings,
			6.125%, 2/21/24 (USD)	400,000	410
			Yanlord Land,
CHILE 5.6%			6.75%, 4/23/23 (USD)	200,000	204
			Yuzhou Properties,
Corporate Bonds 5.6%			7.90%, 5/11/21 (USD)	300,000	310

Empresa Nacional de					2,987
Telecomunicaciones,
4.75%, 8/1/26 (USD)	200,000	202	Total China
Empresa Nacional de			(Cost $3,036)		3,129
Telecomunicaciones,
4.875%, 10/30/24 (USD)	200,000	205
Enel Americas,
4.00%, 10/25/26 (USD)	170,000	168

	T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COLOMBIA 2.2%			Bharti Airtel International
			Netherlands,
Corporate Bonds 2.2%			5.35%, 5/20/24 (USD)	200,000	208
			HPCL-Mittal Energy,
Banco de Bogota,			5.25%, 4/28/27 (USD)	230,000	223
4.375%, 8/3/27 (USD)(2)	250,000	247	HT Global IT Solutions Holdings,
Millicom International Cellular,			7.00%, 7/14/21 (USD)	200,000	207
6.625%, 10/15/26 (USD)(2)	200,000	211	TML Holdings,
Total Colombia			5.75%, 5/7/21 (USD)	200,000	199
(Cost $436)		458	Vedanta Resources,
			8.25%, 6/7/21 (USD)	200,000	208
COSTA RICA 0.9%			Total India
			(Cost $1,210)		1,234
Corporate Bonds 0.9%
Banco Nacional De Costa Rica,			INDONESIA 4.6%
5.875%, 4/25/21 (USD)	200,000	201
Total Costa Rica			Corporate Bonds 4.6%
(Cost $194)		201	Indonesia Asahan Aluminium
			Persero,
GHANA 0.9%			6.53%, 11/15/28 (USD)(2)	200,000	229
			Pakuwon Prima,
			5.00%, 2/14/24 (USD)	230,000	229
Corporate Bonds 0.9%			Perusahaan Listrik Negara,
Tullow Oil,			5.45%, 5/21/28 (USD)(2)	200,000	214
7.00%, 3/1/25 (USD)	200,000	202	TBG Global,
Total Ghana			5.25%, 2/10/22 (USD)	300,000	301
(Cost $187)		202	Total Indonesia
			(Cost $930)		973
HONG KONG 3.8%
			ISRAEL 4.7%
Corporate Bonds 3.8%
Bank of East Asia, VR,			Corporate Bonds 4.7%
5.625% (USD)(1)(3)	200,000	201	Israel Chemicals,
PCCW Capital No. 4,			6.375%, 5/31/38 (USD)(2)	280,000	302
5.75%, 4/17/22 (USD)	200,000	212	Israel Electric,
PCPD Capital,			5.00%, 11/12/24 (USD)	200,000	210
4.75%, 3/9/22 (USD)	200,000	200	Teva Pharmaceutical Finance
WTT Investment,			Netherlands III,
5.50%, 11/21/22 (USD)	200,000	200	2.80%, 7/21/23 (USD)	50,000	45
Total Hong Kong			Teva Pharmaceutical Finance
(Cost $780)		813	Netherlands III,
			4.10%, 10/1/46 (USD)	60,000	43
			Teva Pharmaceutical Finance
INDIA 5.8%			Netherlands III,
			6.00%, 4/15/24 (USD)	200,000	200
Corporate Bonds 5.8%			Teva Pharmaceutical Finance
ABJA Investment,			Netherlands III,
5.45%, 1/24/28 (USD)	200,000	189	6.75%, 3/1/28 (USD)	200,000	201

	T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Total Israel			MOROCCO 1.0%
(Cost $982)		1,001
			Corporate Bonds 1.0%
KAZAKHSTAN 2.1%			OCP,
			5.625%, 4/25/24 (USD)	200,000	210
Corporate Bonds 2.1%			Total Morocco
KazMunayGas National,			(Cost $204)		210
4.75%, 4/19/27 (USD)	200,000	206
Tengizchevroil Finance International,			OMAN 0.9%
4.00%, 8/15/26 (USD)	250,000	244
Total Kazakhstan			Corporate Bonds 0.9%
(Cost $439)		450	Oztel Holdings,
			6.625%, 4/24/28 (USD)	200,000	196
KUWAIT 1.4%			Total Oman
			(Cost $197)		196
Corporate Bonds 1.4%
Equate Petrochemical,			PANAMA 1.9%
3.00%, 3/3/22 (USD)	300,000	297
Total Kuwait			Corporate Bonds 1.9%
(Cost $296)		297	C&W Senior Financing,
			7.50%, 10/15/26 (USD)(2)	400,000	413
MALAYSIA 2.8%			Total Panama
			(Cost $395)		413
Corporate Bonds 2.8%
Gohl Capital,			PARAGUAY 1.0%
4.25%, 1/24/27 (USD)	200,000	199
Press Metal Labuan,			Corporate Bonds 1.0%
4.80%, 10/30/22 (USD)	200,000	197
TNB Global Ventures Capital,			Telefonica Celular del Paraguay,
3.244%, 10/19/26 (USD)	200,000	193	5.875%, 4/15/27 (USD)(2)	200,000	204
			Total Paraguay
Total Malaysia			(Cost $200)		204
(Cost $582)		589

MEXICO 3.3%			PERU 1.0%

Corporate Bonds 3.3%			Corporate Bonds 1.0%
			Peru LNG,
Axtel,			5.375%, 3/22/30 (USD)	200,000	209
6.375%, 11/14/24 (USD)(2)	255,000	256
Banco Santander Mexico, VR,			Total Peru
8.50% (USD)(1)(3)	225,000	236	(Cost $197)		209
Cemex,
7.75%, 4/16/26 (USD)	200,000	218	PHILIPPINES 2.4%
Total Mexico
(Cost $702)		710	Corporate Bonds 2.4%
			ICTSI Treasury,
			5.875%, 9/17/25 (USD)	300,000	315

	T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SM Investments,			Total Turkey
4.875%, 6/10/24 (USD)	200,000	205	(Cost $1,325)		1,323
Total Philippines
(Cost $518)		520	UKRAINE 1.0%

RUSSIA 2.1%			Corporate Bonds 1.0%
			MHP,
Corporate Bonds 2.1%			7.75%, 5/10/24 (USD)	200,000	202
GTLK Europe,			Total Ukraine
5.95%, 7/19/21 (USD)	200,000	202	(Cost $199)		202
Sberbank of Russia,
6.125%, 2/7/22 (USD)	225,000	235
			UNITED ARAB EMIRATES 6.4%
Total Russia
(Cost $435)		437	Corporate Bonds 5.2%
			Abu Dhabi National Energy,
SOUTH AFRICA 6.1%			3.625%, 1/12/23 (USD)	200,000	202
			Emirates Airlines,
Corporate Bonds 6.1%			4.50%, 2/6/25 (USD)	171,426	172
Eskom Holdings SOC,			First Abu Dhabi Bank, VR,
8.45%, 8/10/28 (USD)	200,000	211	5.25% (USD)(1)(3)	300,000	302
FirstRand Bank, VR,			MAF Global Securities, VR,
6.25%, 4/23/28 (USD)(1)	400,000	409	5.50% (USD)(1)(3)	200,000	192
MTN Mauritius Investments,			Ruwais Power,
6.50%, 10/13/26 (USD)	225,000	229	6.00%, 8/31/36 (USD)	200,000	235
SASOL Financing,
5.875%, 3/27/24 (USD)	200,000	212			1,103
Transnet SOC,			Government Bonds 1.2%
4.00%, 7/26/22 (USD)	250,000	246	Emirates NBD Tier 1, VR,
Total South Africa			5.75% (USD)(1)(3)	250,000	250
(Cost $1,261)		1,307
					250

TURKEY 6.2%			Total United Arab Emirates
			(Cost $1,343)		1,353

Corporate Bonds 6.2%
Akbank,			UNITED KINGDOM 0.0%
4.00%, 1/24/20 (USD)	200,000	195
Akbank,			Common Stocks 0.0%
5.125%, 3/31/25 (USD)	200,000	170	Mriya Farming (4)	166	—
Arcelik,
5.00%, 4/3/23 (USD)	200,000	187			—
Turk Telekomunikasyon,			Corporate Bonds 0.0%
6.875%, 2/28/25 (USD)(2)	200,000	192
Turkiye Garanti Bankasi,			Mriya 0.00%, Farming, 12/31/25 EC, (USD)(2)(4)	70,000	4
4.75%, 10/17/19 (USD)	200,000	199
Turkiye Garanti Bankasi,					4
5.875%, 3/16/23 (USD)	200,000	186	Total United Kingdom
Turkiye Sise ve Cam Fabrikalari,			(Cost $—)		4
6.95%, 3/14/26 (USD)(2)	200,000	194

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value
(Cost and value in $000s)

UNITED STATES 0.9%
Corporate Bonds 0.9%
Kosmos Energy,
7.125%, 4/4/26 (2)	200,000	198
Total United States
(Cost $200)		198

SHORT-TERM INVESTMENTS 3.4%
MONEY MARKET FUNDS 3.3%
T. Rowe Price Government Reserve
Fund,
2.49% (5)(6)	708,045	708
Total Money Market Funds
(Cost $708)		708

U.S. GOVERNMENT OBLIGATIONS 0.1%
U.S. Treasury Notes,
1.625%, 7/31/19 (7)	12,000	12
Total U.S. Government Obligations
(Cost $12)		12

Total Short-Term Investments
(Cost $720)		720

Total Investments in Securities 99.5%
(Cost $20,646)		$21,165
Other Assets Less Liabilities 1%		107
Net Assets 100%		$21,272

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $3,067 and represents 14.4% of net assets.
(3)	Perpetual security with no stated maturity date.
(4)	Level 3 in fair value hierarchy.
(5)	Seven-day yield
(6)	Affiliated Companies
(7)	At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s, except for market price)
SWAPS 0.0%
					Upfront
		Notional			Payments/	Unrealized
Description		Amount	Value		(Receipts)	Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Argentina 0.0%
Citibank, Protection Sold (Relevant Credit: Republic of Argentina, 7.50%,
4/22/26 , $85.11*), Receive 5.00% Quarterly, Pay upon credit default,
6/20/24	(USD)	175	$(19	) $	(16)$	(3)
Total Argentina					(16)	(3)
Total Bilateral Credit Default Swaps, Protection Sold					(16)	(3)
Total Bilateral Swaps					$(16)$	(3)

* Market price at March 31, 2019

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Futures Contracts
($000	s)
				Value and
		Expiration	Notional	Unrealized Gain
		Date	Amount	(Loss)
Short, 10 U.S. Treasury Notes ten year contracts		6/19	(1,242)	$(18)
Long, 3 Ultra U.S. Treasury Bonds contracts		6/19	504	21

Net payments (receipts) of variation margin to date				(1)
Variation margin receivable (payable) on open futures contracts				$2

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$3	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government Reserve Fund	$137	¤	¤ $	708	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $708.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$	— $	— $	— $	—
Fixed Income Securities[1]		—	392	—	392
Corporate Bonds		—	20,049	4	20,053
Short-Term Investments		708	12	—	720
Total Securities		708	20,453	4	21,165
Futures Contracts		2	—	—	2
Total		$710$	20,453$	4$	21,167
Liabilities
Swaps	$	— $	19$	— $	19

[1] Includes Convertible Bonds, Government Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $0 for the period ended March 31, 2019.

($000	s)	Beginning		Ending
		Balance	Gain (Loss)	Balance
		1/1/19	During Period	3/31/19
Investment in Securities
Common Stocks		$–	$–	$–
Corporate Bonds		4	–	4

Total		$4	$–	$4

	T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO
		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

ARGENTINA 0.6%			COLOMBIA 4.2%

Government Bonds 0.6%			Corporate Bonds 1.6%
Republic of Argentina,			Empresas Public Medellin,
5.625%, 1/26/22 (USD)	31,000	27	7.625%, 9/10/24 (1)	240,000,000	76

Total Argentina					76
(Cost $31)		27
			Government Bonds 2.6%

BRAZIL 10.9%			Republic of Colombia,
			6.00%, 4/28/28	150,000,000	46
			Republic of Colombia,
Government Bonds 10.9%			7.00%, 5/4/22	110,000,000	36
Brazil Notas do Tesouro Nacional,			Republic of Colombia,
Series B,			7.50%, 8/26/26	62,000,000	21
6.00%, 5/15/45	31,924	10	Republic of Colombia,
Brazil Notas do Tesouro Nacional,			10.00%, 7/24/24	53,600,000	20
Series F,
10.00%, 1/1/21	490,000	130			123
Brazil Notas do Tesouro Nacional,			Total Colombia
Series F,			(Cost $246)		199
10.00%, 1/1/23	845,000	228
Brazil Notas do Tesouro Nacional,
Series F,			EGYPT 2.2%
10.00%, 1/1/25	555,000	151

Total Brazil			Government Bonds 2.2%
(Cost $513)		519	Government of Egypt Treasury Bills,
			17.952%, 7/9/19	475,000	26

CHILE 1.6%			Government of Egypt Treasury Bills,
			19.696%, 4/9/19	1,350,000	78

Government Bonds 1.6%			Total Egypt
Bonos de la Tesoreria de la			(Cost $101)		104
Republica,
4.50%, 3/1/26	50,000,000	76	HUNGARY 3.1%

Total Chile
(Cost $77)		76	Government Bonds 3.1%
			Republic of Hungary,

CHINA 0.7%			3.00%, 10/27/27	17,560,000	64
			Republic of Hungary,
			6.00%, 11/24/23	19,980,000	84
Government Bonds 0.7%
People's Republic of China,			Total Hungary
3.57%, 6/22/24	200,000	31	(Cost $159)		148

Total China
(Cost $30)		31	INDONESIA 12.6%

			Corporate Bonds 4.5%
			Jasa Marga (Persero),
			7.50%, 12/11/20 (1)	800,000,000	54

	T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Standard Chartered Bank, CLN			United Mexican States,
(Reference: Republic of			10.00%, 12/5/24	1,706,000	97

Indonesia), 9.00%, 3/19/29 (1)	2,100,000,000	161	Total Mexico
		215	(Cost $558)		542

Government Bonds 8.1%			NIGERIA 0.5%
Republic of Indonesia,
5.625%, 5/15/23	1,997,000,000	133
Republic of Indonesia,			Government Bonds 0.5%
6.125%, 5/15/28	2,780,000,000	177	Republic of Nigeria Treasury Bill,
Republic of Indonesia,			13.989%, 8/29/19	9,300,000	24
8.75%, 5/15/31	450,000,000	34	Total Nigeria
Republic of Indonesia,			(Cost $24)		24
9.50%, 7/15/31	530,000,000	42

		386	PERU 3.9%
Total Indonesia
(Cost $639)		601	Corporate Bonds 2.9%
			Banco de Credito del Peru,
MALAYSIA 3.8%			4.85%, 10/30/20 (1)	450,000	135
					135

Government Bonds 3.8%			Government Bonds 1.0%
Government of Malaysia,
4.232%, 6/30/31	10,000	3	Republic of Peru,
Government of Malaysia,			6.90%, 8/12/37	145,000	49
4.39%, 7/7/23	290,000	73			49
Government of Malaysia,
4.392%, 4/15/26	150,000	38	Total Peru
Government of Malaysia,			(Cost $188)		184
4.935%, 9/30/43	257,000	66

Total Malaysia			POLAND 4.6%
(Cost $178)		180
			Government Bonds 4.6%

MEXICO 11.4%			Republic of Poland,
			2.50%, 7/25/26	315,000	82
			Republic of Poland,
Government Bonds 11.4%			2.75%, 10/25/29	135,000	35
Mexican Udibonos, Inflation-Indexed,			Republic of Poland,
4.50%, 12/4/25	782,704	42	5.75%, 9/23/22	350,000	103
United Mexican States,
5.75%, 3/5/26	200,000	9	Total Poland
United Mexican States,			(Cost $220)		220
6.50%, 6/9/22	2,380,000	118
United Mexican States,			ROMANIA 5.7%
7.50%, 6/3/27	2,490,000	124
United Mexican States,			Government Bonds 5.7%
7.75%, 5/29/31	2,460,000	123	Republic of Romania,
United Mexican States,			4.75%, 2/24/25	515,000	123
8.50%, 5/31/29	550,000	29

	T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Republic of Romania,
5.95%, 6/11/21	600,000	149	SRI LANKA 2.2%
Total Romania
(Cost $282)		272	Government Bonds 2.2%
			Republic of Sri Lanka,
RUSSIA 4.8%			11.00%, 8/1/24	14,000,000	80
			Republic of Sri Lanka Treasury Bills,
Government Bonds 4.8%			10.529%, 3/6/20	5,000,000	26
Russian Federation,			Total Sri Lanka
7.10%, 10/16/24	2,600,000	38	(Cost $122)		106
Russian Federation,
8.15%, 2/3/27	12,249,000	188	THAILAND 3.1%
Total Russia
(Cost $257)		226	Government Bonds 3.1%
			Kingdom of Thailand,
SERBIA 2.8%			3.40%, 6/17/36	1,700,000	57
			Kingdom of Thailand,
Government Bonds 2.8%			3.775%, 6/25/32	2,522,000	89
Republic of Serbia,			Total Thailand
5.875%, 2/8/28	3,360,000	34	(Cost $137)		146
Republic of Serbia,
10.00%, 2/5/22	8,610,000	96	TURKEY 3.0%
Total Serbia
(Cost $118)		130	Government Bonds 3.0%
			Republic of Turkey,
SOUTH AFRICA 10.5%			10.60%, 2/11/26	1,140,000	141
			Total Turkey
Government Bonds 10.5%			(Cost $269)		141
Republic of South Africa,
7.00%, 2/28/31	2,730,000	159	SHORT-TERM INVESTMENTS 5.7%
Republic of South Africa,
7.75%, 2/28/23	450,000	31	MONEY MARKET FUNDS 5.7%
Republic of South Africa,
8.00%, 1/31/30	514,000	33	T. Rowe Price Government Reserve
Republic of South Africa,			Fund, 2.49% (2)(3)	269,950	270
10.50%, 12/21/26	3,586,000	274	Total Short-Term Investments
Total South Africa			(Cost $270)		270
(Cost $509)		497

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.1%

OTC Options Purchased 0.1%
Counterparty	Description	Contracts	Notional Amount	Value
Barclays Bank	EUR Put/ZAR Call, 5/30/19 @ 15.95 (ZAR)(4)	1	65	1
Citibank	USD Call/CLP Put, 4/11/19 @ 670.00 (CLP)(4)	1	95	2

Total Options Purchased (Cost $2)				3

Total Investments in Securities 98.0%

(Cost $4,930)				$4,646
Other Assets Less Liabilities 2.0%				97
Net Assets 100.0%				4,743

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $426 and represents 9.0% of net assets.
(2)	Seven-day yield
(3)	Affiliated Companies
(4)	Non-income producing
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
BRL	Brazilian Real
BRL CDI	One day Brazilian Interbank Deposit Rate
CHF	Swiss Franc
CLN	Credit Linked Note
CLP	Chilean Peso
CNH	Offshore China Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
LKR	Sri Lankan Rupee
MXIBTIIE	Mexico Interbank 28 Day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-counter
PEN	Peruvian New Sol
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s, except market price)

SWAPS 0.4%
				Upfront
	Notional			Payments/	Unrealized
Description	Amount		Value	(Receipts)	Gain/(Loss)
BILATERAL SWAPS 0.3%
Credit Default Swaps, Protection Bought 0.0%
Brazil 0.0%
Goldman Sachs, Protection Bought (Relevant Credit: Republic of Brazil,
4.25%, 1/7/25), Pay 1.00% Quarterly, Receive upon credit default,
12/20/23 (USD)	23	$	— $	1	$(1)
Total Bilateral Credit Default Swaps, Protection Bought				1	(1)

Credit Default Swaps, Protection Sold 0.0%
Turkey 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Republic of Turkey,
11.88%, 1/15/30, $127.75*), Pay 1.00% Quarterly, Receive upon credit
default, 6/20/24 (USD)	12		(2)	(2)	—
Total Bilateral Credit Default Swaps, Protection Sold				(2)	—

Interest Rate Swaps 0.3%

Brazil 0.3%
Goldman Sachs, 4 Year Interest Rate Swap, Receive Fixed 8.65% At
Termination, Pay Variable 6.40% (BRL CDI) At Termination, 7/1/22	150		1	—	1
Goldman Sachs, 4 Year Interest Rate Swap, Receive Fixed 9.525% At
Termination, Pay Variable 6.40% (BRL CDI) At Termination, 1/3/22	860		15	—	15
Total Bilateral Interest Rate Swaps				—	16
Total Bilateral Swaps				$(1)	$15

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s)
	Notional	Market		Unrealized
	Amount	Value	Initial Value	Gain (Loss)
CENTRALLY CLEARED SWAPS 0.1%

Interest Rate Swaps 0.1%
Mexico 0.0%
5 Year Interest Rate Swap, Receive Fixed 8.71% Monthly, Pay Variable
8.52% (MXIBTIIE) Monthly 12/13/23	700	$2	$1	$1
Poland 0.1%
5 Year Interest Rate Swap, Receive Fixed 2.536% Annually, Pay Variable
1.79% (6M PLN WIBOR) Semi-Annually 9/28/23	250	2	—	2
United States 0.0%
2 Year Interest Rate Swap, Receive Fixed 1.671% Semi-Annually, Pay
Variable 2.595% (3M USD LIBOR) Quarterly 12/8/20	50	(1)	—	(1)
Total Centrally Cleared Interest Rate Swaps				2
Total Centrally Cleared Swaps				2
Net payments (receipts) of variation margin to date				(2)
Variation margin receivable (payable) on centrally cleared swaps				$—
* Market price at March 31, 2019.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Forward Currency Exchange Contracts
(Amounts in 000s)
Unrealized
Counterparty	Settlement	Receive	Deliver	Gain (Loss)
Bank of America N.A.	4/2/19	BRL	80	USD	21$	—
Bank of America N.A.	4/2/19	USD	21	BRL	80	—
Bank of America N.A.	4/5/19	THB	1,134	USD	36	—
Bank of America N.A.	4/5/19	USD	38	THB	1,210	—
Bank of America N.A.	4/5/19	USD	18	ZAR	240	1
Bank of America N.A.	4/12/19	CZK	4,280	USD	192	(6)
Bank of America N.A.	4/12/19	USD	48	HUF	13,734	—
Bank of America N.A.	4/18/19	RON	100	USD	24	—
Bank of America N.A.	4/18/19	USD	49	RON	199	2
Bank of America N.A.	4/30/19	EUR	43	USD	49	—
Bank of America N.A.	5/17/19	USD	26	PLN	100	—
Bank of America N.A.	5/24/19	MXN	48	USD	2	—
Bank of America N.A.	5/24/19	USD	8	CHF	8	—
Bank of America N.A.	6/14/19	THB	1,210	USD	38	—
Barclays Bank	4/5/19	IDR	67,406	USD	5	—
Barclays Bank	4/5/19	THB	757	USD	24	—
Barclays Bank	4/5/19	USD	23	IDR	329,185	—
Barclays Bank	4/5/19	USD	5	ZAR	64	—
Barclays Bank	4/5/19	ZAR	429	USD	30	—
Barclays Bank	4/12/19	TRY	147	USD	26	—
Barclays Bank	4/12/19	USD	5	HUF	1,414	—
Barclays Bank	4/30/19	USD	32	EUR	28	1
BNP Paribas	4/5/19	USD	5	ZAR	64	—
BNP Paribas	4/18/19	USD	49	RON	200	2
BNP Paribas	5/24/19	MXN	47	USD	2	—
Citibank	4/5/19	IDR	1,185,988	USD	83	—
Citibank	4/5/19	THB	1,134	USD	36	—
Citibank	4/5/19	USD	3	ZAR	38	—
Citibank	4/18/19	RON	171	USD	41	—
Citibank	4/18/19	RSD	1,019	USD	10	—
Citibank	4/18/19	USD	25	RSD	2,544	1
Citibank	5/17/19	PLN	450	USD	118	(1)
Citibank	6/14/19	ZAR	38	USD	3	—
Citibank	7/12/19	USD	82	IDR	1,185,988	—
Citibank	7/15/19	USD	31	EGP	552	—
Credit Suisse	4/5/19	USD	10	IDR	147,179	—
Credit Suisse	4/5/19	USD	49	INR	3,381	—
Credit Suisse	7/12/19	INR	3,381	USD	48	—
Credit Suisse	7/12/19	USD	121	TWD	3,712	—
Deutsche Bank	4/5/19	INR	2,028	USD	28	1
Deutsche Bank	4/12/19	MYR	13	USD	3	—
Deutsche Bank	4/12/19	MYR	177	USD	43	—
Goldman Sachs	4/4/19	USD	42	CNH	282	—

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Forward Currency Exchange Contracts
(Amounts in 000s)
					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain (Loss)
Goldman Sachs	4/5/19	USD	49SGD	66	—
Goldman Sachs	5/10/19	CLP	1,718USD	3	—
Goldman Sachs	6/6/19	CNH	282USD	42	—
HSBC Bank	4/4/19	CNH	122USD	18	1
HSBC Bank	4/5/19	USD	46IDR	656,172	—
HSBC Bank	4/12/19	MYR	102USD	25	—
HSBC Bank	4/12/19	TRY	268USD	47	—
HSBC Bank	4/12/19	USD	8MYR	35	—
HSBC Bank	5/24/19	USD	7CHF	7	—
HSBC Bank	8/2/19	USD	34LKR	6,236	(1)
JPMorgan Chase	4/2/19	BRL	442USD	115	(2)
JPMorgan Chase	4/2/19	USD	115BRL	442	2
JPMorgan Chase	4/4/19	CNH	160USD	24	—
JPMorgan Chase	4/5/19	USD	9IDR	120,859	—
JPMorgan Chase	4/5/19	USD	19THB	605	—
JPMorgan Chase	4/5/19	USD	19THB	605	—
JPMorgan Chase	4/5/19	USD	26ZAR	364	1
JPMorgan Chase	4/5/19	ZAR	679USD	48	(1)
JPMorgan Chase	4/12/19	CZK	1,174USD	53	(2)
JPMorgan Chase	4/12/19	RUB	6,808USD	101	2
JPMorgan Chase	4/12/19	RUB	796USD	12	—
JPMorgan Chase	4/12/19	TRY	173USD	32	(1)
JPMorgan Chase	4/12/19	USD	2HUF	549	—
JPMorgan Chase	4/12/19	USD	5MYR	19	—
JPMorgan Chase	4/12/19	USD	15RUB	1,014	—
JPMorgan Chase	4/12/19	USD	21TRY	112	1
JPMorgan Chase	4/18/19	RON	20USD	5	—
JPMorgan Chase	4/18/19	RON	45USD	11	—
JPMorgan Chase	4/18/19	RSD	270USD	3	—
JPMorgan Chase	4/18/19	USD	103RON	419	5
JPMorgan Chase	4/30/19	USD	67EUR	59	1
JPMorgan Chase	5/10/19	CLP	10,309USD	15	—
JPMorgan Chase	5/10/19	COP	19,640USD	6	—
JPMorgan Chase	5/10/19	USD	10COP	31,686	—
JPMorgan Chase	5/17/19	PLN	46USD	12	—
JPMorgan Chase	5/17/19	PLN	11USD	3	—
JPMorgan Chase	5/17/19	USD	19PLN	72	—
JPMorgan Chase	5/24/19	MXN	96USD	5	—
JPMorgan Chase	5/24/19	USD	15MXN	287	—
JPMorgan Chase	5/24/19	USD	8MXN	149	—
JPMorgan Chase	6/4/19	BRL	78USD	20	—
JPMorgan Chase	6/14/19	THB	605USD	19	—
JPMorgan Chase	6/14/19	THB	605USD	19	—
JPMorgan Chase	7/12/19	USD	113PEN	374	1

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Forward Currency Exchange Contracts
(Amounts in 000s)
					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain (Loss)
Morgan Stanley	4/5/19	USD	5ZAR	64	—
Morgan Stanley	5/10/19	COP	408,007USD	129	(1)
Morgan Stanley	5/24/19	USD	8CHF	8	—
Standard Chartered	4/5/19	INR	1,353USD	19	1
Standard Chartered	4/12/19	MYR	301USD	72	2
Standard Chartered	5/17/19	PLN	450USD	118	(1)
Standard Chartered	5/24/19	MXN	48USD	2	—
State Street	4/5/19	USD	17ZAR	236	1
State Street	5/17/19	USD	35PLN	135	—
UBS Investment Bank	4/5/19	USD	19THB	605	—
UBS Investment Bank	4/5/19	USD	3ZAR	38	—
UBS Investment Bank	6/14/19	THB	605USD	19	—
UBS Investment Bank	6/14/19	ZAR	38USD	3	—
Net unrealized gain (loss) on open forward
currency exchange contracts					$10

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Futures Contracts
($000	s)
Value and
		Expiration	Notional	Unrealized Gain
		Date	Amount	(Loss)
Short, 2 U.S. Treasury Notes five year contracts		6/19	(231)	$(2)
Long, 1 U.S. Treasury Notes ten year contracts		6/19	124	2
Net payments (receipts) of variation margin to date				—
Variation margin receivable (payable) on open futures contracts				$—

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$2	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government Reserve Fund	$326	¤	¤ $	270	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $270.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	4,373$	— $	4,373
Short-Term Investments		270	—	—	270
Options Purchased		—	3	—	3
Total Securities		270	4,376	—	4,646
Swaps		—	16	—	16
Forward Currency Exchange Contracts		—	26	—	26
Total		$270$	4,418$	— $	4,688
Liabilities
Swaps	$	— $	2$	— $	2
Forward Currency Exchange Contracts		—	16	—	16
Total	$	— $	18$	— $	18

[1] Includes Corporate Bonds, Government Bonds.